13. Trade receivables (Details 2) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
SummaryOfTradeReceivablesLineItems [Line Items]
Trade receivables	$ 12,460,070	$ 11,667,923
Not due
SummaryOfTradeReceivablesLineItems [Line Items]
Trade receivables	9,003	15,957
Past due
SummaryOfTradeReceivablesLineItems [Line Items]
Trade receivables	1,899,443	1,767,442
Up to 3 months
SummaryOfTradeReceivablesLineItems [Line Items]
Trade receivables	$ 10,551,624	$ 9,884,524